Related party balances and transactions	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Related party balances and transactions

Note 19 — Related party balances and transactions

The Company’s relationships with related parties who had transactions with the Company are summarized as follows:

Related Party Name	Relationship to the Company
Mr. Kiyotaka Ito	Mr. Kiyotaka Ito is the Company’s founder and has served as its representative director and Chief Executive Officer since August 2001.

a.	Amount due from a director

Due from a director consisted of the following:

		As of December 31,
Name of related party	Nature of transactions	2023	2024	2025	2025
		JPY	JPY	JPY	US$
Mr. Kiyotaka Ito	The receivable represented compensation to be made by Mr. Kiyotaka Ito.	33,577,065	-	-	-
	Total	33,577,065	-	-	-

The balance as of December 31, 2023 was fully settled in cash on June 27, 2024. See “Notes to Consolidated Financial Statements—Note 24 Commitments and Contingencies—Legal Proceedings” for further details.

b.	Amount due to a director

Due to a director consisted of the following:

		As of December 31,
Name of related party	Nature of transactions	2023	2024	2025	2025
		JPY	JPY	JPY	US$
Mr. Kiyotaka Ito	The payable represented an advance payment made by the CEO on behalf of the Company to settle a liability.*	-	1,000,000	-	-
	Total	-	1,000,000	-	-

*	The payable for the fiscal year ended December 31, 2024, was fully settled on January 30, 2025.